UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-00505
                                    ------------------------------------------

                            Philadelphia Fund, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30
                         -----------------------------------------------------

Date of reporting period:  December 1, 2002 - May 31, 2003
                         -----------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                            PHILADELPHIA FUND, INC.


PRESIDENT'S LETTER - July 7, 2003


Economists have been predicting an economic recovery for several years; September 11th and the Iraqi War thwarted recovery. The economic downturn has been very difficult. Unemployment hit 6.4% in June for a 9 year high. Worries about deflation, or possibly inflation, and job losses to foreign countries predominate.

On the positive side, the home market has climbed in price, and refinancing, prompted by low interest rates, has provided the consumer with extra spending money. The Fed commits to low short-term rates, hoping to continue bringing down long-term rates. Housing prices have surprised on the upside and the same may happen with stocks. The net worth of the median-income family is only 5% less than when the NASDAQ was at its peak. The average investor's portfolio is high in cash. Low returns on money market rates and a jumping stock market may lure more money into equities sending stocks to surprising heights. Tax cuts enacted by the Administration, matched with liquidity from low interest rates and home refinancing, have given Wall Street visions of economic revival. In the year's first half, the Dow Jones Industrial Average advanced 8% and the Standard and Poor's 500-stock Index bolted 11% to the upside.

Growth, so far this year, is approximately 1.4%. With $200 billion in tax cuts coming over the next 18 months, the economy should accelerate. Some stimulus will siphon off to China and other foreign countries, but most will be consumed by the domestic economy. We are weighing these factors in our search for new opportunities.

During the first six months of our fiscal year we eliminated six stocks from the fund's portfolio: Dow Chemical, El Paso Corporation, KeySpan Corporation, Newell Rubbermaid, Teco Energy, and Union Planters Corporation. We reduced the holdings in Comcast Corporation Special Class A, American Electric Power, Public Service Enterprise Group, Southern Company, TXU Corporation, Corn Products International, and United Health Group. We increased the holdings Of FleetBoston Financial, ChevronTexaco, H.J. Heinz, Kerr-McGee, National City Corporation, Bristol-Myers Squibb, Sempra Energy, and Unocal.

We initiated new positions in two banks: Amsouth Bancorp and Bank of America. We invested in two utilities: Cinergy Corporation and FirstEnergy Corporation. We purchased stock in two oil companies: Occidental Petroleum and Marathon Oil. One food company, Fresh Del Monte Foods, was added to the portfolio.

The next six months promise to be very important to the economy and our country.


                                             Very truly yours,

                                             /s/ Donald H. Baxter

                                             Donald H. Baxter
                                             President

                            PHILADELPHIA FUND, INC.

PORTFOLIO OF INVESTMENTS - MAY 31, 2003

Shares                                                               Value
-------                                                          -------------
                             Common Stocks - 80.9%

                                 Banks - 16.5%
 80,000    AmSouth Bancorporation ............................   $   1,785,600
 40,000    Bank of America Corp. .............................       2,968,000
110,000    National City Corp. ...............................       3,720,200
130,000    SouthTrust Corp. ..................................       3,734,900
                                                                 -------------
                                                                    12,208,700
                                                                 -------------
                                Cable TV - 0.8%
 20,000  * Comcast Corp. Special Class "A"....................         576,400
                                                                 -------------
                          Electric Utilities - 22.1%
 30,000    American Electric Power Co., Inc. .................         871,200
 80,000    CINergy Corp. .....................................       3,035,200
 80,000    FirstEnergy Corp. .................................       2,944,800
 35,000    Hawaiian Electric Industries, Inc. ................       1,603,000
 80,000    Public Service Enterprise Group, Inc.  ............       3,418,400
 80,000    Southern Company ..................................       2,518,400
100,000    TXU Corp. .........................................       2,024,000
                                                                 -------------
                                                                    16,415,000
                                                                 -------------
                           Financial Services - 2.0%
 50,000    FleetBoston Financial Corp. .......................       1,478,500
                                                                 -------------
                            Food Processing - 6.2%
 40,000    Corn Products International, Inc.   ...............       1,237,600
  8,932  * Del Monte Foods Company ...........................	 	81,460
100,000    H. J. Heinz Co. ...................................       3,307,000
                                                                 -------------
                                                                     4,626,060
                                                                 -------------
                            Health Care Plans - 2.6%
 20,000    United Health Group Incorporated. .................       1,918,800
                                                                 -------------
                       Health Care Products/Drugs - 3.5%
100,000    Bristol-Myers Squibb Co. ..........................       2,560,000
                                                                 -------------
                         Natural Gas Utilities - 5.1%
140,000    Sempra Energy .....................................       3,817,800
                                                                 -------------


Shares                                                               Value
-------                                                          -------------
                         Oil & Gas Operations - 15.2%
 30,000    ChevronTexaco Corp. ..............................    $   2,128,200
 55,000    Kerr-McGee Corp. .................................        2,616,900
 70,000    Marathon Oil Corp. ...............................        1,801,100
 70,000    Occidental Petroleum Corp. .......................        2,361,800
 80,000    Unocal Corp. .....................................        2,407,200
                                                                 -------------
                                                                    11,315,200
                                                                 -------------
                               Publishing - 3.9%
  4,000    Washington Post Co. Class "B" ...................         2,898,000
                                                                 -------------
                            Retail Specialty - 3.0%
 60,000  * Costco Wholesale Corp. ..........................         2,223,000
                                                                 -------------

Total Value of Common Stocks (cost $47,173,337) ............        60,037,460
                                                                 -------------

Principal
 Amount
----------
                      U.S. Government Obligations - 7.7%
$5,000M    U.S. Treasury Bond, 13 3/4% due 08/15/04
              (cost $5,347,789)..............................        5,751,760
                                                                 -------------

                      Short-Term Corporate Notes - 10.8%
 3,100M    American Express Corp., 1.18%, due 6/02/2003 .....        3,100,000
 1,300M    Galaxy Corp., 1.20%, due 6/05/2003 ...............        1,300,000
 3,600M    Prudential Corp., 1.22%, due 6/05/2003 ...........        3,600,000
                                                                 -------------

Total Value of Short-Term Corporate Notes (cost $8,000,000)..        8,000,000
                                                                 -------------

Total Value of Investments (cost $60,521,126).........  99.4%       73,789,220
Other Assets, less Liabilities........................    .6           415,290
                                                       -----     -------------
Net Assets............................................ 100.0%      $74,204,510
                                                       =====     =============

* Non-income producing security


                       See notes to financial statements

                            PHILADELPHIA FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2003

ASSETS
      Investments in securities, at value
        (identified cost $60,521,126) (Note 1A).......           $ 73,789,220
      Cash............................................                121,062
      Dividends and interest receivable...............                373,816
      Other assets....................................                 15,066
                                                                 ------------
         TOTAL ASSETS.................................             74,299,164


LIABILITIES
      Payables for capital shares redeemed............$      633
      Accrued advisory and administrative fees........    61,845
      Other accrued expenses..........................    32,176
                                                      ----------
         TOTAL LIABILITIES............................                 94,654
                                                                 ------------

NET ASSETS............................................           $ 74,204,510
                                                                 ============
NET ASSETS CONSIST OF:
      Capital paid in.................................           $ 60,950,022
      Undistributed net investment income ............                338,390
      Accumulated net realized loss on investments....               (351,966)
      Net unrealized appreciation in value of
        investments...................................             13,268,094
                                                                 ------------
         NET ASSETS, for 11,725,911 shares outstanding           $ 74,204,510
                                                                 ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($74,204,510 / 11,725,911 shares).........                 $ 6.33
                                                                      ======

                       See notes to financial statements

                            PHILADELPHIA FUND, INC.

STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2003

INVESTMENT INCOME
      Dividends.............................    $  989,467
      Interest..............................       273,685
                                                ----------
            TOTAL INCOME....................                  $ 1,263,152

EXPENSES: (Notes 4 and 5)
      Investment advisory fee ..............       262,832
      Administrative fee ...................        87,611
      Distribution plan expenses ...........        52,566
      Professional fees.....................        40,530
      Director fees and expenses............        25,383
      Transfer agent and dividend disbursing
        agent's fees and expenses...........        20,887
      Fund accounting agent's fees..........        19,453
      Custodian fees........................        15,031
      Other expenses........................        32,778
                                                ----------

        TOTAL EXPENSES......................       557,071
        Less: Fees paid indirectly (Note 4).           814
                                                ----------
               NET EXPENSES ................                      556,257
                                                               ----------
        NET INVESTMENT INCOME...............                      706,895

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 3):
      Net realized loss on investments......      (351,996)
      Net unrealized appreciation of
        investments.........................     5,494,352
                                                ----------
        Net gain on investments.............                    5,142,356
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS...............................                  $ 5,849,251
                                                              ===========

                       See notes to financial statements

                            PHILADELPHIA FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months
                                                       Ended        Year Ended
                                                      May 31,      November 30,
                                                        2003           2002
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Investment income-net........................... $     706,895  $    918,996
  Net realized gain (loss) on investments.........  (    351,966)    1,954,323
  Net unrealized appreciation (depreciation) of
     investments..................................     5,494,352  (  9,543,654)
                                                   -------------  -------------
     Net increase (decrease) in net assets
        resulting from operations.................     5,849,251  (  6,670,335)


DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
     ($0.064 and $0.065 per share, respectively)..  (    749,660)  (   797,513)
  Net realized gain on investments
     ($0.166 and $0.21 per share, respectively)...  (  1,954,323)  ( 2,566,502)

CAPITAL SHARE TRANSACTIONS
  Decrease in net assets resulting from
    capital share transactions (Note 2)...........  (    483,782)  ( 3,378,154)
                                                   -------------  -------------
     Net increase (decrease) in net assets........     2,661,486   (13,412,504)

NET ASSETS
  Beginning of year...............................    71,543,024    84,955,528
                                                   -------------  -------------
  End of period (including undistributed net
    investment income of $338,390 and $381,155,
    respectively)................................. $  74,204,510  $ 71,543,024
                                                   =============  =============

                       See notes to financial statements

                            PHILADELPHIA FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
    Philadelphia Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund's investment objective is to achieve long term growth of capital and income. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    A. Security Valuation - securities listed on national exchanges or the NASDAQ National Market are valued at the closing sales price on May 31, 2003. Short-term obligations are stated at cost which when combined with interest receivable approximates fair value. U.S. Treasury Bonds are valued using an evaluated mean price provided by an independent pricing service.

    B. Federal Income Taxes - no provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

    C. Distributions to Shareholders - the Fund distributes its net investment income quarterly and net realized gains annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    D. Use of Estimates - the preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    E. Other - security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Premiums and discounts on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

2. CAPITAL STOCK
    As of May 31, 2003, 30,000,000 shares of $1.00 par value capital stock were authorized. Transactions in capital stock were as follows:

                                Six Months Ended             Year Ended
                                  May 31, 2003            November 30, 2002
                            ------------------------    ---------------------
                              Shares       Amount        Shares      Amount
                            ----------   -----------    ---------  ----------

Capital stock sold..........     21,844  $    128,799     44,924   $   292,146
Capital stock issued
  in reinvestment of
  distributions.............    376,628     2,181,452    409,910     2,711,190
Capital stock
  redeemed..................   (475,572)   (2,794,033) ( 984,501)   (6,381,490)
                            -----------  ------------  ----------- -----------
   Net decrease                ( 77,100) $ (  483,782) ( 529,667)   (3,378,154)
                            ===========  ============  =========== ===========

                            PHILADELPHIA FUND, INC.

3. PURCHASES AND SALES OF SECURITIES
    For the six months ended May 31, 2003, purchases and sales of securities (other than short-term corporate notes) aggregated $30,713,114 and $30,499,631 respectively.

    At May 31, 3003, the cost of investments for Federal income tax purposes was $60,521,126. Accumulated net unrealized appreciation on investments was $13,268,094 consisting of $13,268,094 gross unrealized appreciation and $0 gross unrealized depreciation.


4. INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES
    Baxter Financial Corporation (BFC) is the investment advisor and the administrator of the Fund.

    As investment advisor, BFC supervises the Fund's investments on a continuous basis and provides the Fund with investment advice and recommendations for an annual fee equal to .75% of the first $200 million of net assets, .625% of net assets between $200 million and $400 million, and ..50% of net assets in excess of $400 million.

    As the Fund's administrator, BFC is responsible for providing overall supervision of the Fund's administrative operations and receives an annual fee of .25% of the average net assets of the Fund.

    Both the investment advisory fee and the administrative fee are payable monthly, based on month-end net asset values of the Fund.

    During the six months ended May 31, 2003, directors of the Fund who are not affiliated with BFC received directors' fees aggregating $19,000 and the Fund's custodian provided credits in the amount of $814 against custodian charges based on the uninvested cash balances of the Fund. Thomas J. Flaherty, a director and former officer of the Fund, receives a monthly pension from the Fund which amounted to $6,250 for the six month period.


5. DISTRIBUTION PLAN
    Pursuant to an amended Distribution Plan adopted under rule 12b-1 of the Investment Company Act of 1940, the Fund may pay a fee in an amount up to ..5% of the Fund's average net assets calculated monthly. A component of the 12b-1 fee (.25% of the Fund's average net assets) is paid to BFC for providing shareholder services, which include advice and information regarding: share accounts; applications; use of the prototype retirement plans of the Fund; assistance with questions regarding the Fund's transfer agent, as well as other information and services. In its discretion, BFC may make payments to registered broker-dealers and members of the National Association of Securities Dealers, Inc. for providing Fund shareholders with similar services.

                            PHILADELPHIA FUND, INC.

    The remainder of the 12b-1 fee may be used to pay brokers and dealers which enter into agreements with BFC or which provide sales, promotional, or advertising services to the Fund, and to pay for other distribution, advertising, registration and promotional expenses associated with the sale of Fund shares.

    Until further notice, BFC has agreed to waive all 12b-1 fees in excess of ..15% per annum of the Fund's average net assets.

                           PHILADELPHIA FUND, INC.

                             FINANCIAL HIGHLIGHTS
        (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR)


                                      Six
                                     Months
                                     Ended             Year Ended November 30,
                                     May 31,   ---------------------------------------
SELECTED PER SHARE DATA               2003      2002    2001    2000    1999     1998
-----------------------              ------    ------  ------  ------  ------   ------

Net Asset Value, Beginning of Year.. $ 6.06    $ 6.89  $ 7.73  $ 8.77  $10.27   $10.05
                                     ------    ------  ------  ------  ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...............   0.06      0.08    0.12    0.14    0.06     0.13
Net Realized & Unrealized
  Gains (Loss) on Investments.......   0.44     (0.63)  (0.24)  (0.30)   0.51     1.02
                                     ------    ------  ------  ------  ------   ------

Total From Investment Operations....   0.50     (0.55)  (0.12)  (0.16)   0.57     1.15
                                     ------    ------  ------  ------  ------   ------
LESS DISTRIBUTIONS FROM:
Net Investment Income...............   0.06      0.07    0.16    0.11    0.09     0.11
Net Realized Gains..................   0.17      0.21    0.56    0.77    1.98     0.82
                                     ------    ------  ------  ------  ------   ------
Total Distributions.................   0.23      0.28    0.72    0.88    2.07     0.93
                                     ------    ------  ------  ------  ------   ------
Net Asset Value, End of Period...... $ 6.33    $ 6.06  $ 6.89  $ 7.73  $ 8.77   $10.27
                                     ======    ======  ======  ======  ======   ======

TOTAL RETURN (%)....................   8.62     (8.37)  (2.23)  (1.88)   5.96    12.31
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period
  (in thousands)..................... $74,205  $71,543 $84,956 $96,203 $109,800 $118,075


Ratio to Average Net Assets:
  Expenses (%).......................   1.59(a)  1.48    1.50    1.48    1.55     1.53
  Net Investment Income (%)..........   2.02(a)  1.17    1.68    1.89     .71     1.32


Portfolio Turnover Rate (%)..........     53      140     119     134      81       37

(a) Annualized

                       See notes to financial statements

                         INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of
Directors of Philadelphia Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Philadelphia Fund, Inc., including the portfolio of investments as of May 31, 2003, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended November 30, 2002 and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Philadelphia Fund, Inc. at May 31, 2003, and the results of its operations, changes in its net assets and financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                           BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
June 20, 2003

                            PHILADELPHIA FUND, INC.

OFFICERS

DONALD H. BAXTER, Chairman and President
RONALD F. ROHE, Vice President/Secretary/Treasurer


ADMINISTRATIVE STAFF

KEITH A. EDELMAN, Director of Operations
DIANE M. SARRO, Director of Shareholder Services


DIRECTORS

DONALD H. BAXTER
THOMAS J. FLAHERTY
KENNETH W. McARTHUR
ROBERT L. MEYER
DONALD P. PARSON


PHILADELPHIA FUND, INC.
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432 (561) 395-2155


INVESTMENT ADVISOR, ADMINISTRATOR AND DISTRIBUTOR
BAXTER FINANCIAL CORP.,
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432


CUSTODIAN
U.S. BANK, N.A., 425 Walnut Street, Cincinnati, OH 45202


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
UNIFIED FUND SERVICES, INC.
P.O. Box 6110, Indianapolis, IN 46206-6110

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP, Philadelphia, PA


AUDITORS
BRIGGS, BUNTING & DOUGHERTY, LLP, Philadelphia, PA

        Philadelphia Fund, Inc.                       PHILADELPHIA
      1200 North Federal Highway                       FUND, INC.
              Suite 424
         Boca Raton, FL 33432                          SEMI-ANNUAL
            (561) 395-2155                                REPORT

                                                       May 31, 2003

                [LOGO]




                                                     Established 1923
You will find important information
about PHILADELPHIA FUND - its
investment policy and management, past
record and the method of calculating
the per-share net asset value in the
current prospectus. This report is
submitted for the general information
of the Fund's shareholders. It is not
authorized for distribution to
prospective investors unless preceded
or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS.

        Not required at this time - effective only for annual reports with periods ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not required at this time - effective only for annual reports with periods ending on or after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not required at this time - effective only for annual reports with periods ending on or after December 15, 2003.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to registrant, which is an open-end management investment company.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to registrant, which is an open-end management investment company.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of the Registrant's disclosure controls and procedures ("Procedures") as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that the information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

         (a) Not required at this time - effective for annual reports with periods ending on or after July 15, 2003.

         (b) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Philadelphia Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date  July 29, 2003
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date  July 29,2003
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date  July 29, 2003
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* Print the name and title of each signing officer under his or her signature.